PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.0%
Corporate Bonds 94.0%
Aerospace & Defense 0.9%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250%	02/01/35	1,200	$1,043,145
Sr. Unsec’d. Notes	3.500	03/01/39	1,455	1,179,295
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A	4.600	03/16/33	1,046	1,030,085
Gtd. Notes, 144A	4.950	03/16/36	1,795	1,773,784
				5,026,309
Agriculture 1.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	4.390	08/15/37	2,000	1,825,852
Gtd. Notes	5.350	08/15/32	250	256,905
Gtd. Notes	7.750	10/19/32	1,269	1,450,172
Bunge Ltd. Finance Corp.,
Gtd. Notes	4.200	09/17/29	1,000	989,041
Gtd. Notes	4.650	09/17/34	578	560,460
				5,082,430
Airlines 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	2,076	2,078,057
Apparel 0.2%
Gildan Activewear, Inc. (Canada), Gtd. Notes, 144A	4.700	10/07/30	805	794,691
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.850	05/17/27	560	565,186
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.450	09/06/34	1,328	1,335,980
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/11/36	1,892	1,857,683
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	5.650	03/25/32	800	813,225
				4,572,074
Auto Parts & Equipment 0.6%
Magna International, Inc. (Canada), Sr. Unsec’d. Notes	5.875	06/01/35	3,000	3,122,487
Banks 22.1%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	5.127	11/06/35	800	783,548
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	2,058	2,086,845
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	5,395	5,478,547
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	2,775	2,509,125
Sub. Notes	5.518(ff)	10/25/35	6,202	6,249,237

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	2,981	2,973,072
Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	705	726,705
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	5.207(ff)	02/24/37	2,470	2,398,987

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	6.224%(ff)	05/09/34	1,210	$1,274,203

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	4.916(ff)	01/15/34	750	735,519
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.417(ff)	01/13/37	465	454,736
Sr. Non-Preferred Notes, 144A, MTN	5.773(ff)	06/02/37	870	873,480

Canadian Imperial Bank of Commerce (Canada), Jr. Sub. Notes	6.950(ff)	01/28/85	200	203,255
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	105	106,449
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	3,184	2,887,310
Sr. Unsec’d. Notes	5.174(ff)	09/11/36	2,214	2,203,229
Sub. Notes	6.020(ff)	01/24/36	6,714	6,914,362

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A	5.261(ff)	01/12/37	500	490,139
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	5.060(ff)	04/14/32	630	627,789
Sub. Notes	3.729(ff)	01/14/32	280	261,193

Fifth Third Financial Corp., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	1,564	1,609,838
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	3,290	2,962,817
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	4,162	3,772,698
Sr. Unsec’d. Notes	5.425(ff)	06/03/37	195	196,041
Sub. Notes	6.750	10/01/37	4,697	5,136,695
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	5.208(ff)	05/12/34	2,670	2,666,020
Sr. Unsec’d. Notes	5.279(ff)	03/10/37	2,710	2,671,614

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	5.023(ff)	05/17/33	3,456	3,436,431
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	5.420(ff)	03/23/37	1,465	1,467,888
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	5.502(ff)	01/24/36	9,731	9,956,783
Sub. Notes	5.576(ff)	07/23/36	7,447	7,554,950
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	5.057(ff)	01/14/37	540	531,510
Sr. Unsec’d. Notes	5.325(ff)	04/21/37	1,605	1,609,248

Mizuho Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	5.185	04/16/36	1,285	1,278,691
Morgan Stanley,
Sr. Unsec’d. Notes	5.073(ff)	01/30/37	705	691,059
Sr. Unsec’d. Notes	5.296(ff)	04/10/37	710	708,089
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	11,569	10,249,044
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	4,956	5,006,936

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN	4.893	03/27/31	865	865,300
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33	645	584,917
Sr. Non-Preferred Notes, 144A, MTN	5.371(ff)	05/27/32	2,500	2,524,945

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.046(ff)	01/15/37	1,335	1,315,680
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	6.350(ff)	10/31/85	200	201,465
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	5.199(ff)	08/10/37	465	456,745

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389%(ff)	04/24/34	3,942	$4,010,629
Sr. Unsec’d. Notes, MTN	4.897(ff)	07/25/33	932	928,669
Sr. Unsec’d. Notes, MTN	5.557(ff)	07/25/34	5,364	5,514,514
				118,146,946
Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	1,665	1,616,347
Biotechnology 1.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.300	02/25/31	2,634	2,378,103
Sr. Unsec’d. Notes	5.250	03/02/33	1,614	1,648,133

Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.900	05/20/34	2,000	2,003,449
				6,029,685
Chemicals 1.5%
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	1,456	1,451,246
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	5.319	11/15/38	479	472,554
EIDP, Inc., Sr. Unsec’d. Notes	5.125	05/15/32	2,311	2,338,363
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.125	03/15/35	1,555	1,432,271
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	7.378	11/14/32	2,311	2,550,812
				8,245,246
Commercial Services 1.6%
ERAC USA Finance LLC, Gtd. Notes, 144A	5.250	04/30/36	2,095	2,093,942
Global Payments, Inc., Sr. Unsec’d. Notes	4.875	11/15/30	3,631	3,574,107
Mobility Global, Inc., Sr. Unsec’d. Notes, 144A	6.050	06/15/36	855	870,014
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.125	03/15/36	2,077	2,035,406
				8,573,469
Computers 0.3%
Leidos, Inc., Gtd. Notes	5.000	03/15/36	1,473	1,425,934
Diversified Financial Services 3.2%
Ally Financial, Inc., Sr. Unsec’d. Notes	5.543(ff)	01/17/31	1,590	1,602,722
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,325	1,381,342
Capital One Financial Corp., Sr. Unsec’d. Notes	6.377(ff)	06/08/34	5,641	5,977,573
Charles Schwab Corp. (The), Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	510	510,502

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Citadel Finance LLC, Gtd. Notes, 144A	5.150%	02/14/31	255	$249,231
Citadel Securities Global Holdings LLC, Sr. Sec’d. Notes, 144A	5.125	01/27/32	1,230	1,213,885
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	1,406	1,228,680
Sr. Unsec’d. Notes	5.125	04/28/31	2,340	2,314,687
Sr. Unsec’d. Notes	5.500	02/15/36	395	384,415

Synchrony Financial, Sr. Unsec’d. Notes	5.935(ff)	08/02/30	725	738,818
Western Union Co. (The), Sr. Unsec’d. Notes	4.750	06/15/29	1,570	1,559,148
				17,161,003
Electric 7.6%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	5.700	05/15/34	1,232	1,272,318
Sr. Unsec’d. Notes, Series Q	5.200	04/15/36	335	329,745

Arizona Public Service Co., Sr. Unsec’d. Notes	5.550	08/01/33	2,246	2,307,522
Commonwealth Edison Co., First Mortgage	4.900	02/01/33	1,365	1,374,774
Duke Energy Indiana LLC, First Mortgage	5.250	03/01/34	1,614	1,647,073
Entergy Louisiana LLC, First Mortgage	3.100	06/15/41	3,628	2,740,601
Evergy Metro, Inc., First Mortgage	5.125	08/15/35	1,461	1,451,339
Interstate Power & Light Co., Sr. Unsec’d. Notes	5.700	10/15/33	1,464	1,520,541
NSTAR Electric Co., Sr. Unsec’d. Notes	5.400	06/01/34	2,229	2,281,803
Ohio Power Co., Sr. Unsec’d. Notes	5.650	06/01/34	1,766	1,827,410
Pacific Gas & Electric Co.,
First Mortgage	6.150	01/15/33	2,070	2,168,462
Sr. Sec’d. Notes	3.250	06/01/31	4,811	4,445,581

PacifiCorp, First Mortgage	5.250	06/15/35	1,614	1,600,815
Public Service Co. of Colorado,
First Mortgage	5.050	06/15/36	605	598,556
First Mortgage	5.350	05/15/34	2,042	2,076,888

Public Service Electric & Gas Co., First Mortgage, MTN	4.900	12/15/32	1,937	1,950,956
Puget Energy, Inc., Sr. Sec’d. Notes	5.725	03/15/35	1,832	1,846,429
Sempra, Jr. Sub. Notes	4.125(ff)	04/01/52	1,681	1,660,040
Southern California Edison Co.,
First Mortgage	2.250	06/01/30	1,401	1,267,073
First Mortgage	5.450	06/01/31	1,499	1,528,662

Virginia Electric & Power Co., Sr. Unsec’d. Notes	5.300	08/15/33	2,337	2,392,309
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	04/30/31	280	278,384
Gtd. Notes, 144A	5.250	10/15/35	2,032	1,975,132
				40,542,413

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.3%
Jacobs Solutions, Inc., Gtd. Notes	5.375%	03/03/36	1,892	$1,850,079
Environmental Control 0.4%
Veralto Corp., Sr. Unsec’d. Notes	4.850	01/15/32	2,170	2,173,586
Foods 2.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unsec’d. Notes	5.750	04/01/33	1,395	1,435,960
Mars, Inc., Sr. Unsec’d. Notes, 144A	5.200	03/01/35	3,234	3,254,941
Pilgrim’s Pride Corp.,
Gtd. Notes	6.250	07/01/33	1,802	1,882,414
Gtd. Notes	6.875	05/15/34	1,670	1,805,615
Smithfield Foods, Inc.,
Gtd. Notes, 144A	2.625	09/13/31	2,081	1,835,926
Gtd. Notes, 144A	5.200	04/01/29	1,532	1,540,775
				11,755,631
Gas 1.4%
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	5.400	06/15/33	1,829	1,872,351
Southern California Gas Co., First Mortgage	5.050	09/01/34	5,752	5,760,253
				7,632,604
Healthcare-Products 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	4.650	03/15/36	2,429	2,362,026
Alcon Finance Corp., Gtd. Notes, 144A	5.375	12/06/32	330	336,617
Augusta SpinCo Corp., Gtd. Notes	5.245	03/23/36	365	364,420
Baxter International, Inc.,
Sr. Unsec’d. Notes	4.900	12/15/30	1,211	1,200,404
Sr. Unsec’d. Notes	5.650	12/15/35	17	16,827
				4,280,294
Healthcare-Services 2.7%
Cigna Group (The), Gtd. Notes	4.800	08/15/38	2,927	2,771,193
CommonSpirit Health, Sec’d. Notes, Series 2025	4.975	09/01/35	1,788	1,734,026
Elevance Health, Inc., Sr. Unsec’d. Notes	5.950	12/15/34	1,166	1,226,271
HCA, Inc., Gtd. Notes	4.700	05/15/31	1,500	1,486,665
Humana, Inc., Sr. Unsec’d. Notes	5.375	04/15/31	596	605,244
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	89	65,769
Sr. Unsec’d. Notes	5.000	04/15/34	4,047	4,053,743
Sr. Unsec’d. Notes	6.875	02/15/38	2,214	2,518,021
				14,460,932

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.1%
Meritage Homes Corp., Gtd. Notes, 144A	3.875%	04/15/29	772	$750,088
Insurance 4.0%
American International Group, Inc., Sr. Unsec’d. Notes	5.450	05/07/35	1,360	1,390,458
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	5.000	02/15/32	1,261	1,262,247
Chubb INA Holdings LLC,
Gtd. Notes	4.900	08/15/35	922	909,773
Gtd. Notes	5.300	05/20/36	700	709,602

Corebridge Global Funding, Sr. Sec’d. Notes, 144A	4.900	08/21/32	933	923,557
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	5.750	05/20/35	4,025	4,120,135
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.250	05/01/36	1,110	1,095,876
Lincoln National Corp., Sr. Unsec’d. Notes	3.400	03/01/32	1,380	1,262,301
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	5.400	09/15/33	4,052	4,173,369
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	4.450	01/13/31	1,660	1,634,183
Unum Group, Sr. Unsec’d. Notes	5.250	12/15/35	3,802	3,751,527
				21,233,028
Internet 2.7%
Airbnb, Inc., Sr. Unsec’d. Notes	5.250	03/16/36	140	140,105
Alphabet, Inc.,
Sr. Unsec’d. Notes	1.900	08/15/40	1,000	665,498
Sr. Unsec’d. Notes	4.700	11/15/35	1,228	1,206,991
Sr. Unsec’d. Notes	4.800	02/15/36	405	400,388
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.650	11/20/35	3,473	3,395,352
Sr. Unsec’d. Notes	4.875	03/13/36	1,346	1,329,284

Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	787	809,510
Meta Platforms, Inc., Sr. Unsec’d. Notes	5.250	05/15/36	6,623	6,616,691
				14,563,819
Investment Companies 0.1%
Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	655	648,776
Leisure Time 0.7%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250	03/15/32	3,411	3,480,201
Lodging 0.6%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.400	12/15/35	844	836,510

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Las Vegas Sands Corp., Sr. Unsec’d. Notes	5.300%	05/15/31	620	$620,076
Marriott International, Inc., Sr. Unsec’d. Notes	4.500	05/01/33	2,067	2,002,917
				3,459,503
Media 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.800	04/01/31	4,062	3,629,955
Sr. Sec’d. Notes	6.650	02/01/34	1,710	1,764,693

Comcast Corp., Gtd. Notes(k)	5.300	06/01/34	4,804	4,878,983
News Corp., Gtd. Notes, 144A	5.125	02/15/32	1,448	1,420,503
				11,694,134
Mining 1.1%
Barrick Mining Corp. (Canada), Sr. Unsec’d. Notes	6.375	03/01/33	315	327,331
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.250	09/08/33	2,055	2,103,736
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33	1,365	1,455,285
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	2,356	2,099,052
				5,985,404
Miscellaneous Manufacturing 0.3%
Textron, Inc., Sr. Unsec’d. Notes	6.100	11/15/33	1,450	1,538,196
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.276	12/01/28	1,365	1,308,645
Oil & Gas 3.5%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.250	10/30/35	150	147,228
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	450	469,152

BP Capital Markets America, Inc., Gtd. Notes	3.060	06/17/41	1,571	1,188,674
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450	06/30/33	4,956	5,362,351
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	2.650	01/15/32	1,694	1,509,610
ConocoPhillips Co.,
Gtd. Notes	5.000	01/15/35	1,382	1,383,800
Gtd. Notes	6.800	03/15/32	480	520,122

Diamondback Energy, Inc., Gtd. Notes	6.250	03/15/33	2,408	2,584,542
EOG Resources, Inc., Sr. Unsec’d. Notes	5.350	01/15/36	1,499	1,522,308

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Santos Finance Ltd. (Australia), Gtd. Notes, 144A	3.649%	04/29/31	2,993	$2,804,212
TotalEnergies Capital USA LLC (France), Gtd. Notes	4.569	01/13/33	1,230	1,214,771
				18,706,770
Packaging & Containers 1.1%
AptarGroup, Inc., Sr. Unsec’d. Notes	4.750	03/30/31	1,854	1,839,088
Berry Global, Inc., Sr. Sec’d. Notes	5.800	06/15/31	3,839	3,994,155
				5,833,243
Pharmaceuticals 3.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	3,391	2,989,430
Sr. Unsec’d. Notes	5.200	03/15/35	1,781	1,810,677

Cencora, Inc., Sr. Unsec’d. Notes	4.600	02/13/33	400	392,326
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38	1,499	1,399,033
Sr. Unsec’d. Notes	5.250	01/30/31	1,380	1,406,051
Eli Lilly & Co.,
Sr. Unsec’d. Notes	4.700	02/09/34	1,283	1,278,274
Sr. Unsec’d. Notes	4.850	05/20/36	2,000	1,985,327

EMD Finance LLC (Germany), Gtd. Notes, 144A	5.000	10/15/35	355	350,100
Merck & Co., Inc.,
Gtd. Notes	4.950	09/15/35	1,668	1,666,233
Sr. Unsec’d. Notes	4.750	12/04/35	2,097	2,058,300

Viatris, Inc., Gtd. Notes	3.850	06/22/40	1,341	1,046,653
				16,382,404
Pipelines 6.1%
DCP Midstream Operating LP, Gtd. Notes	3.250	02/15/32	2,055	1,883,127
DT Midstream, Inc., Gtd. Notes, 144A	4.125	06/15/29	1,725	1,691,571
Enbridge, Inc. (Canada), Gtd. Notes	5.625	04/05/34	2,237	2,314,850
Energy Transfer LP, Sr. Unsec’d. Notes	5.600	09/01/34	2,128	2,174,518
Enterprise Products Operating LLC,
Gtd. Notes	5.350	01/31/33	2,790	2,871,761
Gtd. Notes, Series E	5.250(ff)	08/16/77	1,681	1,677,221

MPLX LP, Sr. Unsec’d. Notes	5.500	06/01/34	2,730	2,774,444
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	5.600	08/15/36	1,900	1,902,490
ONEOK, Inc.,
Gtd. Notes	5.050	11/01/34	1,499	1,474,105
Gtd. Notes	6.050	09/01/33	1,896	1,993,008

Targa Resources Corp., Gtd. Notes	5.550	08/15/35	5,367	5,446,143

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Western Midstream Operating LP, Sr. Unsec’d. Notes	4.050%	02/01/30	1,499	$1,456,171
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.600	03/15/35	3,502	3,585,751
Sr. Unsec’d. Notes	5.650	03/15/33	1,449	1,498,743
				32,743,903
Real Estate 0.6%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	2,755	2,434,278
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	600	591,386
				3,025,664
Real Estate Investment Trusts (REITs) 8.6%
Alexandria Real Estate Equities, Inc., Gtd. Notes	1.875	02/01/33	4,248	3,457,227
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	5.375	06/15/36	750	747,693
Sr. Unsec’d. Notes	5.500	02/15/34	1,512	1,541,354

Broadstone Net Lease LLC, Gtd. Notes	5.000	11/01/32	56	55,187
COPT Defense Properties LP, Gtd. Notes	4.500	10/15/30	78	76,670
Cousins Properties LP, Gtd. Notes	4.875	03/01/33	415	404,200
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	1,844	1,654,393
Healthpeak OP LLC, Gtd. Notes	5.250	12/15/32	4,188	4,228,538
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30	2,086	1,966,666
Invitation Homes Operating Partnership LP, Gtd. Notes(x)	5.500	08/15/33	1,934	1,963,227
Kimco Realty OP LLC, Gtd. Notes	6.400	03/01/34	1,597	1,736,792
Lineage OP LP, Gtd. Notes	5.250	07/15/30	682	684,508
Prologis LP, Sr. Unsec’d. Notes	5.125	01/15/34	5,657	5,716,384
Realty Income Corp., Sr. Unsec’d. Notes	1.800	03/15/33	3,087	2,551,345
Regency Centers LP, Gtd. Notes	4.500	03/15/33	1,840	1,793,242
Simon Property Group LP, Sr. Unsec’d. Notes	4.300	01/15/31	3,570	3,516,651
Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31	5,766	5,193,163
Ventas Realty LP, Gtd. Notes	5.625	07/01/34	946	974,817
VICI Properties LP, Sr. Unsec’d. Notes	5.125	11/15/31	1,718	1,713,979
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	591	593,267
Welltower OP LLC,
Gtd. Notes	2.750	01/15/31	1,055	972,082
Gtd. Notes	4.500	07/01/30	2,025	2,017,614

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

WP Carey, Inc., Sr. Unsec’d. Notes	2.250%	04/01/33	2,901	$2,428,707
				45,987,706
Retail 0.4%
AutoNation, Inc., Sr. Unsec’d. Notes	2.400	08/01/31	2,408	2,118,675
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300	10/15/37	57	62,149
				2,180,824
Semiconductors 2.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.469	04/15/34	6,858	6,175,998
Sr. Unsec’d. Notes	4.600	01/15/33	2,157	2,124,500
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A	5.500	01/25/31	425	435,636
Sr. Sec’d. Notes, 144A	5.900	01/25/33	1,600	1,665,721

Intel Corp., Sr. Unsec’d. Notes	4.150	08/05/32	702	674,623
Marvell Technology, Inc., Gtd. Notes	2.950	04/15/31	2,626	2,419,187
				13,495,665
Software 4.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.800	03/10/31	1,353	1,343,076
Fiserv, Inc., Sr. Unsec’d. Notes	5.250	08/11/35	2,983	2,919,452
MSCI, Inc., Gtd. Notes, 144A	3.875	02/15/31	3,459	3,279,890
Oracle Corp.,
Sr. Unsec’d. Notes	3.850	07/15/36	932	781,410
Sr. Unsec’d. Notes	5.700	02/04/36	4,496	4,417,604
Sr. Unsec’d. Notes	6.250	11/09/32	1,395	1,444,375
Salesforce, Inc.,
Sr. Unsec’d. Notes	4.650	03/15/29	2,077	2,081,315
Sr. Unsec’d. Notes	4.900	09/15/31	880	880,581
Sr. Unsec’d. Notes	5.200	03/15/33	1,921	1,929,981

ServiceNow, Inc., Sr. Unsec’d. Notes	5.050	05/15/33	415	416,836
Synopsys, Inc., Sr. Unsec’d. Notes	5.000	04/01/32	1,907	1,919,055
Workday, Inc., Sr. Unsec’d. Notes	3.800	04/01/32	3,391	3,167,029
				24,580,604
Telecommunications 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.750	04/30/33	1,910	1,887,208
Sr. Unsec’d. Notes	5.400	02/15/34	4,118	4,206,364

HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42	515	520,474

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.550%	08/15/35	1,606	$1,639,486
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.355	03/15/32	2,856	2,507,517
				10,761,049

Total Corporate Bonds (cost $509,101,177)				502,929,843
Municipal Bond 0.1%
Texas
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2 (cost $460,455)	5.169	04/01/41	450	451,929
Sovereign Bond 0.2%
Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes, Series 10Y (cost $962,812)	5.375	04/14/36	965	969,352
U.S. Treasury Obligations 3.7%
U.S. Treasury Notes	3.750	11/30/32	9,025	8,767,646
U.S. Treasury Notes	3.750	02/28/33	11,645	11,292,921

Total U.S. Treasury Obligations (cost $20,105,176)				20,060,567

Total Long-Term Investments (cost $530,629,620)				524,411,691

	Shares
Short-Term Investment 2.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $10,604,150)(wb)	10,604,150	10,604,150

TOTAL INVESTMENTS 100.0% (cost $541,233,770)		535,015,841
Other assets in excess of liabilities(z) 0.0%		117,101

Net Assets 100.0%		$535,132,942

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ING—ING Financial Markets LLC
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
UBS—UBS Securities LLC

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

PGIM Corporate Bond 5-10 Year ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Invitation Homes Operating Partnership LP, Gtd. Notes, 5.500%, 08/15/33	07/29/25-02/12/26	$1,981,100	$1,963,227	0.4%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
398	10 Year U.S. Treasury Notes	Sep. 2026	$43,711,596	$278,265
80	10 Year U.S. Ultra Treasury Notes	Sep. 2026	8,966,250	15,216
170	Bloomberg IG Credit	Jun. 2026	18,219,750	40,591
				334,072
Short Positions:
45	2 Year U.S. Treasury Notes	Sep. 2026	9,295,313	(14,322)
182	5 Year U.S. Treasury Notes	Sep. 2026	19,512,391	(89,770)
124	20 Year U.S. Treasury Bonds	Sep. 2026	13,915,125	(203,105)
16	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	1,830,500	(31,103)
				(338,300)
				$(4,228)

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).